Restructuring Charges - Restructuring Activities (Details) - USD ($) $ in Thousands		12 Months Ended
		Sep. 30, 2025		Sep. 30, 2024	Sep. 30, 2023
Restructuring Cost and Reserve [Line Items]
Restructuring Liability, Beginning Balance	[1]	$ 77,984		$ 27,196	$ 0
Restructuring Charges	[1]	80,539	[2]	131,088	70,901
Payments	[1]	(81,407)		(64,781)	(29,861)
Non-Cash items	[1]	(4,158)		(15,519)	(13,844)
Restructuring Liability, Ending Balance	[1]	72,958		77,984	27,196
Workforce
Restructuring Cost and Reserve [Line Items]
Restructuring Liability, Beginning Balance	[1]	75,319		24,831	0
Restructuring Charges	[1]	73,794		115,843	53,547
Payments	[1]	(77,774)		(63,389)	(25,870)
Non-Cash items	[1]	(1,065)		(1,966)	(2,846)
Restructuring Liability, Ending Balance	[1]	70,274		75,319	24,831
Premises and other
Restructuring Cost and Reserve [Line Items]
Restructuring Liability, Beginning Balance	[1]	2,665		2,365	0
Restructuring Charges	[1]	6,745		15,245	17,354
Payments	[1]	(3,633)		(1,392)	(3,991)
Non-Cash items	[1]	(3,093)		(13,553)	(10,998)
Restructuring Liability, Ending Balance	[1]	$ 2,684		$ 2,665	$ 2,365

[1]	The tables above do not include amounts related to employees' benefit incurred in prior periods.
[2]	or further details see Note 22 "Segment Information and Revenue from Significant Customers".